Schedule of Investments (unaudited)	iShares® iBonds® 2028 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.2%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	$45	$40,957
Clear Channel Outdoor Holdings Inc., 7.75%, 04/15/28 (Call 04/15/24)(a)(b)	60	48,331
Lamar Media Corp., 3.75%, 02/15/28 (Call 02/15/23)	35	32,832
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)	25	18,070
		140,190
Aerospace & Defense — 0.8%
Bombardier Inc., 6.00%, 02/15/28 (Call 02/15/24)(a)	45	38,795
Howmet Aerospace Inc., 6.75%, 01/15/28	20	21,064
Spirit AeroSystems Inc., 4.60%, 06/15/28 (Call 03/15/28)	40	33,431
		93,290
Airlines — 0.2%
Delta Air Lines Inc., 4.38%, 04/19/28 (Call 01/19/28)	30	28,069
Auto Manufacturers — 1.3%
Ford Motor Co., 6.63%, 10/01/28(b)	25	26,410
Ford Motor Credit Co. LLC, 2.90%, 02/16/28 (Call 12/16/27)	45	39,297
Jaguar Land Rover Automotive PLC, 5.88%, 01/15/28 (Call 01/15/24)(a)	40	31,887
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(a)	35	30,447
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(a)	25	20,703
		148,744
Auto Parts & Equipment — 1.0%
American Axle & Manufacturing Inc., 6.88%, 07/01/28 (Call 07/01/23)	25	24,048
Dana Inc., 5.63%, 06/15/28 (Call 06/15/23)(b)	25	23,380
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(a)	30	26,987
Meritor Inc., 4.50%, 12/15/28 (Call 12/15/23)(a)	15	14,910
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)	25	24,021
		113,346
Biotechnology — 0.5%
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(a)	25	18,981
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(a)	40	35,524
		54,505
Building Materials — 2.8%
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)	45	41,824
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(a)(b)	30	23,614
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	60	57,026
James Hardie International Finance DAC, 5.00%, 01/15/28 (Call 01/15/23)(a)	25	23,007
Masonite International Corp., 5.38%, 02/01/28 (Call 02/01/23)(a)	30	29,336
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)	35	30,550
9.75%, 07/15/28 (Call 07/15/23)(a)	15	12,574
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)	65	60,424
Standard Industries Inc./NJ, 4.75%, 01/15/28 (Call 01/15/23)(a)	60	56,983
		335,338
Chemicals — 3.5%
ASP Unifrax Holdings Inc, 5.25%, 09/30/28 (Call 09/30/24)(a)	45	37,755
Chemours Co. (The), 5.75%, 11/15/28 (Call 11/15/23)(a)	45	43,069
Consolidated Energy Finance SA, 5.63%, 10/15/28 (Call 10/15/24)(a)	30	24,483
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	35	31,844
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	45	41,561
HB Fuller Co., 4.25%, 10/15/28 (Call 10/15/23)	15	13,387
Herens Holdco Sarl, 4.75%, 05/15/28 (Call 05/15/24)(a)	20	16,510
Security	Par (000)	Value

Chemicals (continued)
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(a)	$30	$23,633
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(a)	30	26,603
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(a)	15	13,788
Iris Holding Inc., 10.00%, 12/15/28 (Call 06/15/25)(a)	25	20,944
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)	25	22,951
Olympus Water U.S. Holding Corp., 4.25%, 10/01/28 (Call 10/01/24)(a)	50	42,563
SCIH Salt Holdings Inc., 4.88%, 05/01/28 (Call 05/01/24)(a)	65	56,768
		415,859
Coal — 0.2%
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(a)	20	18,510

Commercial Services — 5.7%
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)(b)	26	24,395
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)	120	105,958
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)	35	32,458
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 4.75%, 04/01/28 (Call 04/01/24)(a)(b)	30	27,068
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(a)	45	34,539
Gartner Inc., 4.50%, 07/01/28 (Call 07/01/23)(a)	45	43,485
Grand Canyon University, 5.13%, 10/01/28 (Call 08/01/28)	25	23,572
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	60	55,840
5.75%, 11/01/28 (Call 11/01/23)(a)	75	63,847
Nielsen Finance LLC/Nielsen Finance Co., 5.63%, 10/01/28 (Call 10/01/23)(a)	60	58,790
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28 (Call 01/15/23)(a)	75	68,689
United Rentals North America Inc., 4.88%, 01/15/28 (Call 01/15/23)(b)	100	99,878
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)	30	28,150
		666,669
Computers — 1.6%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(a)(b)	25	23,134
Booz Allen Hamilton Inc., 3.88%, 09/01/28 (Call 09/01/23)(a)	40	37,944
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(a)	15	13,542
NCR Corp., 5.00%, 10/01/28 (Call 10/01/23)(a)	40	38,326
Presidio Holdings Inc., 8.25%, 02/01/28 (Call 02/01/23)(a)	35	32,896
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(a)	25	23,666
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(a)	20	15,897
		185,405
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co., 5.50%, 06/01/28 (Call 06/01/23)(a)	45	44,138
Distribution & Wholesale — 0.9%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/23)(a)	40	37,240
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)	75	65,407
		102,647
Diversified Financial Services — 4.7%
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)	30	27,037
Burford Capital Global Finance LLC, 6.25%, 04/15/28 (Call 04/15/24)(a)(b)	20	18,222
Coinbase Global Inc., 3.38%, 10/01/28 (Call 10/01/24)(a)(b)	60	38,848
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)	60	40,965

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., 7.00%, 08/15/28 (Call 08/15/24)(a)	$25	$16,315
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)	60	50,259
LD Holdings Group LLC, 6.13%, 04/01/28 (Call 04/01/24)(a)	30	18,228
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (Call 05/01/24)(a)	60	55,076
Nationstar Mortgage Holdings Inc., 5.50%, 08/15/28 (Call 08/15/23)(a)	50	43,883
Navient Corp., 4.88%, 03/15/28 (Call 06/15/27)	30	25,742
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)	35	31,887
6.88%, 08/15/28 (Call 08/15/23)(a)	125	109,625
OneMain Finance Corp.
3.88%, 09/15/28 (Call 09/15/24)	35	29,001
6.63%, 01/15/28 (Call 07/15/27)	45	42,312
		547,400
Electric — 3.2%
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)	75	72,697
5.13%, 03/15/28 (Call 03/15/23)(a)	85	79,909
Clearway Energy Operating LLC, 4.75%, 03/15/28 (Call 03/15/23)(a)	50	48,529
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/23)(b)	50	48,158
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	40	36,887
PG&E Corp., 5.00%, 07/01/28 (Call 07/01/23)	60	54,749
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(a)	45	38,535
		379,464
Electrical Components & Equipment — 1.0%
Energizer Holdings Inc., 4.75%, 06/15/28 (Call 06/15/23)(a)	35	29,876
WESCO Distribution Inc., 7.25%, 06/15/28 (Call 06/15/23)(a)	80	83,433
		113,309
Energy - Alternate Sources — 0.5%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28 (Call 06/15/25)(a)	25	22,840
TerraForm Power Operating LLC, 5.00%, 01/31/28 (Call 07/31/27)(a)	40	38,446
		61,286
Engineering & Construction — 0.6%
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(b)	35	32,859

Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(a)(b)	20	17,755
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(a)	25	20,712
		71,326
Entertainment — 1.4%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 6.50%, 10/01/28 (Call 10/01/23)	20	19,765
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/23)(a)	40	37,940
Cinemark USA Inc., 5.25%, 07/15/28 (Call 07/15/24)(a)	45	40,041
Live Nation Entertainment Inc., 3.75%, 01/15/28 (Call 01/15/24)(a)	30	27,478
Scientific Games International Inc., 7.00%, 05/15/28 (Call 05/15/23)(a)	40	40,619
		165,843
Environmental Control — 1.0%
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)	45	40,713
4.00%, 08/01/28 (Call 08/01/23)(a)	45	40,580
Security	Par (000)	Value

Environmental Control (continued)
Madison IAQ LLC, 4.13%, 06/30/28 (Call 06/30/24)(a)	$40	$35,424
		116,717
Food — 2.1%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 5.88%, 02/15/28 (Call 08/29/22)(a)	45	43,817
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(a)	25	18,132
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 11/15/23)(a)	25	22,446
Lamb Weston Holdings Inc., 4.88%, 05/15/28 (Call 11/15/27)(a)	30	29,239
Post Holdings Inc., 5.63%, 01/15/28 (Call 12/01/22)(a)	55	54,280
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(a)	20	18,126
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)(b)	30	26,136
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(a)(b)	30	30,199
		242,375
Food Service — 0.7%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/23)(a)	65	63,466
TKC Holdings Inc., 6.88%, 05/15/28 (Call 05/15/24)(a)	25	21,766
		85,232
Forest Products & Paper — 0.6%
Ahlstrom-Munksjo Holding 3 Oy, 4.88%, 02/04/28 (Call 02/04/24)(a)	20	16,175
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(a)	15	13,464
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(a)	40	36,890
		66,529
Health Care - Products — 1.2%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)	90	86,781
Hologic Inc., 4.63%, 02/01/28 (Call 02/01/23)(a)(b)	25	24,424
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(a)	30	28,471
		139,676
Health Care - Services — 4.4%
Acadia Healthcare Co. Inc., 5.50%, 07/01/28 (Call 07/01/23)(a)	25	24,732
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(a)	20	15,071
Cano Health LLC, 6.25%, 10/01/28 (Call 10/01/24)(a)	15	13,482
Centene Corp., 2.45%, 07/15/28 (Call 05/15/28)	140	125,262
Charles River Laboratories International Inc., 4.25%, 05/01/28 (Call 05/01/23)(a)(b)	30	29,316
CHS/Community Health Systems Inc., 6.88%, 04/01/28 (Call 04/01/23)(a)	45	24,388
Encompass Health Corp., 4.50%, 02/01/28 (Call 02/01/23)	45	41,617
Molina Healthcare Inc., 4.38%, 06/15/28 (Call 06/15/23)(a)	45	43,426
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)	40	29,392
Tenet Healthcare Corp.
4.63%, 06/15/28 (Call 06/15/23)(a)	35	33,153
6.13%, 10/01/28 (Call 10/01/23)(a)(b)	145	141,294
		521,133
Home Builders — 1.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/28 (Call 01/15/23)(a)	15	13,143
Forestar Group Inc., 5.00%, 03/01/28 (Call 03/01/23)(a)	20	17,564
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(a)	20	18,296
M/I Homes Inc., 4.95%, 02/01/28 (Call 02/01/23)	25	23,158
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28 (Call 02/15/23)(a)	25	20,901
Taylor Morrison Communities Inc., 5.75%, 01/15/28 (Call 10/15/27)(a)	25	24,217
Tri Pointe Homes Inc., 5.70%, 06/15/28 (Call 12/15/27)	20	19,196

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Home Builders (continued)
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(a)	$20	$19,100
		155,575
Household Products & Wares — 0.2%
Central Garden & Pet Co., 5.13%, 02/01/28 (Call 01/01/23)	20	18,710
Insurance — 0.6%
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	40	38,499
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(a)	30	28,212
		66,711
Internet — 3.9%
Acuris Finance Us Inc./Acuris Finance SARL, 5.00%, 05/01/28 (Call 05/01/24)(a)	20	16,599
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(a)	30	24,505
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)	55	46,978
6.13%, 12/01/28 (Call 12/01/23)(a)	30	24,932
Cablevision Lightpath LLC, 5.63%, 09/15/28 (Call 09/15/23)(a)	25	20,133
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(a)	25	21,548
ION Trading Technologies Sarl, 5.75%, 05/15/28 (Call 05/15/24)(a)	25	20,279
Match Group Holdings II LLC, 4.63%, 06/01/28 (Call 06/01/23)(a)(b)	30	28,492
Netflix Inc.
4.88%, 04/15/28	95	94,225
5.88%, 11/15/28	110	113,539
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 6.00%, 02/15/28 (Call 02/15/24)(a)	20	15,431
Uber Technologies Inc., 6.25%, 01/15/28 (Call 09/15/23)(a)	30	29,523
		456,184
Iron & Steel — 0.2%
Carpenter Technology Corp., 6.38%, 07/15/28 (Call 07/15/23)	25	23,621
Leisure Time — 2.3%
Carnival Corp., 4.00%, 08/01/28 (Call 05/01/28)(a)(b)	140	122,027
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	30	23,222
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	30	20,887
5.50%, 04/01/28 (Call 10/01/27)(a)	90	67,773
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	40	35,591
		269,500
Lodging — 3.1%
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(a)	25	20,356
Hilton Domestic Operating Co. Inc., 5.75%, 05/01/28 (Call 05/01/23)(a)(b)	30	30,298
Marriott Ownership Resorts Inc., 4.75%, 01/15/28 (Call 09/15/22)	20	18,150
Melco Resorts Finance Ltd., 5.75%, 07/21/28 (Call 07/21/23)(a)	40	28,446
MGM Resorts International, 4.75%, 10/15/28 (Call 07/15/28)	45	40,756
Sands China Ltd., 5.40%, 08/08/28 (Call 05/08/28)	100	89,693
Station Casinos LLC, 4.50%, 02/15/28 (Call 02/15/23)(a)	40	36,246
Studio City Finance Ltd., 6.50%, 01/15/28 (Call 07/15/23)(a)	25	13,400
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(a)	30	27,756
Wynn Macau Ltd., 5.63%, 08/26/28 (Call 08/26/23)(a)	80	62,430
		367,531
Machinery — 1.1%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(a)(b)	20	17,721
BWX Technologies Inc., 4.13%, 06/30/28 (Call 06/30/23)(a)	25	23,722
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)	30	26,468
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)(b)	25	22,614
Security	Par (000)	Value
Machinery (continued)
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(a)(b)	$50	$44,325
		134,850
Manufacturing — 0.3%
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(a)	40	36,311
Media — 8.3%
Altice Financing SA, 5.00%, 01/15/28 (Call 01/15/23)(a)	70	61,382
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/23)(a)	20	17,571
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 02/01/28 (Call 08/15/22)(a)	150	144,750
CSC Holdings LLC
5.38%, 02/01/28 (Call 02/01/23)(a)	60	56,976
7.50%, 04/01/28 (Call 04/01/23)(a)	60	55,027
DISH DBS Corp.
5.75%, 12/01/28 (Call 12/01/27)(a)	150	121,645
7.38%, 07/01/28 (Call 07/01/23)	60	42,727
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(a)	35	31,950
iHeartCommunications Inc., 4.75%, 01/15/28 (Call 01/15/23)(a)(b)	30	26,975
McGraw-Hill Education Inc., 5.75%, 08/01/28 (Call 08/01/24)(a)	55	49,463
Nexstar Media Inc., 4.75%, 11/01/28 (Call 11/01/23)(a)	60	55,896
Radiate Holdco LLC/Radiate Finance Inc., 6.50%, 09/15/28 (Call 09/15/23)(a)	60	47,684
Sirius XM Radio Inc., 4.00%, 07/15/28 (Call 07/15/24)(a)	120	111,444
TEGNA Inc., 4.63%, 03/15/28 (Call 03/15/23)	60	58,669
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)(b)	25	22,677
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(a)	50	42,265
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	30	27,428
		974,529
Mining — 1.5%
Alcoa Nederland Holding BV, 6.13%, 05/15/28 (Call 05/15/23)(a)	30	30,485
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(a)	55	55,032
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(a)	15	13,329
Constellium SE, 5.63%, 06/15/28 (Call 06/15/23)(a)	20	18,018
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	30	29,742
Kaiser Aluminum Corp., 4.63%, 03/01/28 (Call 03/01/23)(a)(b)	30	26,237
		172,843
Office & Business Equipment — 0.3%
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(a)	45	41,104
Office Furnishings — 0.1%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(a)	15	13,437
Oil & Gas — 4.4%
Apache Corp., 4.38%, 10/15/28 (Call 07/15/28)	20	18,942
Callon Petroleum Co., 8.00%, 08/01/28 (Call 08/01/24)(a)(b)	40	40,439
CVR Energy Inc., 5.75%, 02/15/28 (Call 02/15/23)(a)	25	22,962
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(a)	40	39,181
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/23)(a)	60	60,589
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/01/28 (Call 11/01/23)(a)	35	33,900
Laredo Petroleum Inc., 10.13%, 01/15/28 (Call 01/15/23)	20	20,333
Murphy Oil Corp., 6.38%, 07/15/28 (Call 07/15/24)	32	31,960
Nabors Industries Ltd., 7.50%, 01/15/28 (Call 01/15/23)(a)	25	21,714
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(a)	45	43,764
Occidental Petroleum Corp., 6.38%, 09/01/28 (Call 03/01/28)	35	37,723
Patterson-UTI Energy Inc., 3.95%, 02/01/28 (Call 11/01/27)(b)	30	26,236
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 02/15/23)	50	45,382

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Oil & Gas (continued)
SM Energy Co., 6.50%, 07/15/28 (Call 07/15/24)	$25	$24,692
Southwestern Energy Co., 8.38%, 09/15/28 (Call 09/15/23)	20	21,490
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28 (Call 03/15/23)	25	23,937
		513,244
Oil & Gas Services — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28 (Call 04/01/23)(a)	45	40,675
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(a)(b)	25	22,263
Oceaneering International Inc., 6.00%, 02/01/28 (Call 11/01/27)	20	17,501
Weatherford International Ltd., 6.50%, 09/15/28 (Call 09/15/24)(a)	30	28,568
		109,007
Packaging & Containers — 1.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/28 (Call 05/15/24)(a)	35	32,525
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(a)	25	22,512
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)	30	25,405
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	25	23,131
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28 (Call 09/15/22)(a)	40	33,392
LABL Inc., 5.88%, 11/01/28 (Call 11/01/24)(a)	30	27,445
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)	30	26,524
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)	30	28,585
		219,519
Pharmaceuticals — 2.9%
AdaptHealth LLC, 6.13%, 08/01/28 (Call 08/01/23)(a)	20	19,115
Bausch Health Companies Inc., 4.88%, 06/01/28 (Call 06/01/24)(a)	95	75,882
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28 (Call 01/15/24)(a)	30	27,196
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	45	45,993
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 11.50%, 12/15/28 (Call 06/15/27)(a)	32	31,637
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28 (Call 04/30/24)(a)	125	118,606
Prestige Brands Inc., 5.13%, 01/15/28 (Call 01/15/23)(a)	25	24,141
		342,570
Pipelines — 4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 01/15/28 (Call 01/15/23)(a)	40	39,306
Buckeye Partners LP, 4.50%, 03/01/28 (Call 12/01/27)(a)	30	27,632
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	115	112,139
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(a)	25	22,822
EnLink Midstream LLC, 5.63%, 01/15/28 (Call 07/15/27)(a)	30	29,175
EQM Midstream Partners LP, 5.50%, 07/15/28 (Call 04/15/28)	50	47,455
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28 (Call 02/01/23)(b)	40	36,733
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(a)	45	43,087
Hess Midstream Operations LP, 5.13%, 06/15/28 (Call 06/15/23)(a)	35	34,138
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(a)(b)	30	27,988
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.50%, 01/15/28 (Call 01/15/23)(a)	45	40,844
Security	Par (000)	Value

Pipelines (continued)
Western Midstream Operating LP
4.50%, 03/01/28 (Call 12/01/27)	$20	$19,474
4.75%, 08/15/28 (Call 05/15/28)	25	24,475
		505,268
Real Estate — 0.7%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)	40	39,587
Howard Hughes Corp. (The), 5.38%, 08/01/28 (Call 08/01/23)(a)	45	42,179
		81,766
Real Estate Investment Trusts — 2.0%
American Finance Trust Inc./American Finance Operating Partner LP, 4.50%, 09/30/28 (Call 06/30/28)(a)	30	24,178
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(a)	25	22,087
Diversified Healthcare Trust, 4.75%, 02/15/28 (Call 08/15/27)	30	22,478
Iron Mountain Inc.
5.00%, 07/15/28 (Call 07/15/23)(a)	30	28,544
5.25%, 03/15/28 (Call 12/27/22)(a)	50	48,000
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK
Finance Co-Issuer, 5.88%, 10/01/28 (Call 10/01/23)(a)	45	44,141
Service Properties Trust, 3.95%, 01/15/28 (Call 07/15/27)	25	18,528
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 4.75%, 04/15/28 (Call 04/15/24)(a)	35	30,981
		238,937
Retail — 4.4%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(a)	90	84,703
4.38%, 01/15/28 (Call 11/15/22)(a)	45	41,805
Asbury Automotive Group Inc., 4.50%, 03/01/28 (Call 03/01/23)	25	23,165
At Home Group Inc., 4.88%, 07/15/28 (Call 07/15/23)(a)	15	11,775
Bath & Body Works Inc., 5.25%, 02/01/28(b)	30	28,262
Carvana Co., 5.88%, 10/01/28 (Call 10/01/23)(a)	35	22,168
FirstCash Inc., 4.63%, 09/01/28 (Call 09/01/23)(a)	30	27,286
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(a)	45	40,257
Ken Garff Automotive LLC, 4.88%, 09/15/28 (Call 09/15/23)(a)	25	21,066
Michaels Companies Inc. (The), 5.25%, 05/01/28 (Call 11/01/23)(a)	50	41,621
Nordstrom Inc., 6.95%, 03/15/28	20	20,091
PetSmart Inc./PetSmart Finance Corp., 4.75%, 02/15/28 (Call 02/15/24)(a)	70	66,305
QVC Inc., 4.38%, 09/01/28 (Call 06/01/28)(b)	30	23,392
SRS Distribution Inc., 4.63%, 07/01/28 (Call 07/01/24)(a)	40	37,351
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(a)	40	33,830
		523,077
Semiconductors — 0.5%
Entegris Inc., 4.38%, 04/15/28 (Call 04/15/23)(a)	25	23,557
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(a)	40	37,037
		60,594
Software — 3.2%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)	60	55,552
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/23)(a)	20	16,613
Clarivate Science Holdings Corp., 3.88%, 07/01/28 (Call 06/30/24)(a)(b)	55	50,076
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(a)	30	26,850
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/15/22)(a)	55	51,477
Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, 4.63%, 05/01/28 (Call 05/01/24)(a)	20	15,900
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(a)	30	26,115
Open Text Corp., 3.88%, 02/15/28 (Call 02/15/23)(a)	55	50,948

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
PTC Inc., 4.00%, 02/15/28 (Call 02/15/23)(a)	$30	$28,499
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	30	24,821
5.38%, 12/01/28 (Call 12/01/23)(a)	35	26,039
		372,890
Telecommunications — 7.0%
Altice France Holding SA, 6.00%, 02/15/28 (Call 02/15/23)(a)(b)	75	58,670
Altice France SA/France, 5.50%, 01/15/28 (Call 09/15/22)(a)	65	57,114
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	60	28,371
CommScope Inc., 7.13%, 07/01/28 (Call 07/01/23)(a)(b)	40	33,197
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)	25	19,704
6.50%, 10/01/28 (Call 10/01/23)(a)	45	38,713
Frontier Communications Holdings LLC, 5.00%, 05/01/28 (Call 05/01/24)(a)	90	84,532
Frontier Florida LLC, Series E, 6.86%, 02/01/28	20	18,933
Iliad Holding SASU, 7.00%, 10/15/28 (Call 10/15/24)(a)	55	52,828
Level 3 Financing Inc., 4.25%, 07/01/28 (Call 07/01/23)(a)	70	61,333
Lumen Technologies Inc., Series G, 6.88%, 01/15/28	25	23,264
Sprint Capital Corp., 6.88%, 11/15/28	150	168,351
Switch Ltd., 3.75%, 09/15/28 (Call 09/15/23)(a)(b)	35	34,995
ViaSat Inc., 6.50%, 07/15/28 (Call 07/15/23)(a)	25	18,599
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)	85	76,064
Zayo Group Holdings Inc., 6.13%, 03/01/28 (Call 03/01/23)(a)	65	50,375
		825,043
Transportation — 0.5%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(a)	40	37,528
Danaos Corp., 8.50%, 03/01/28 (Call 03/01/24)(a)	20	19,949
		57,477
Security	Par/ Shares (000)	Value

Trucking & Leasing — 0.5%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28 (Call 05/01/24)(a)	$60	$54,150
Total Long-Term Investments — 97.9%
(Cost: $11,979,926)		11,491,448

Short-Term Securities

Money Market Funds — 11.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(c)(d)(e)	1,246	1,245,868
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(c)(d)	110	110,000
Total Short-Term Securities — 11.5%
(Cost: $1,355,887)		1,355,868
Total Investments in Securities — 109.4%
(Cost: $13,335,813)		12,847,316
Liabilities in Excess of Other Assets — (9.4)%		(1,103,387)
Net Assets — 100.0%		$11,743,929

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/08/22(a)	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,246,010	(b)	$—	$(123)	$(19)	$1,245,868	1,246	$1,100	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	110,000	(b)	—	—	—	110,000	110	370		—
					$(123)	$(19)	$1,355,868		$1,470		$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2028 Term High Yield and Income ETF
July 31, 2022

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$11,491,448	$—	$11,491,448
Money Market Funds	1,355,868	—	—	1,355,868
	$1,355,868	$11,491,448	$—	$12,847,316